UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Capital Opportunity Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (96.0%)

Auto & Transportation (6.0%)
FedEx Corp.	3,118,000	$ 307,092
Union Pacific Corp.	1,150,000	77,338
* JetBlue Airways Corp.	1,634,000	37,941
* AMR Corp.	3,000,000	32,850
* Delta Air Lines, Inc.	3,170,000	23,712
* (1)Strattec Security Corp.	220,000	13,776
United Parcel Service, Inc.	150,000	12,819
* FLYI, Inc.	2,200,000	3,894
* (1)Midwest Air Group Inc.	1,073,000	3,122

		512,544

Consumer Discretionary (18.5%)
* DirecTV Group, Inc.	11,344,759	189,911
* VeriSign, Inc.	5,456,168	182,891
Nordstrom, Inc.	2,930,000	136,919
* CarMax, Inc.	4,022,100	124,886
TJX Cos., Inc.	4,967,400	124,831
* eBay Inc.	725,000	84,303
* (1)Men's Wearhouse, Inc.	2,600,000	83,096
Lowe's Cos., Inc.	1,246,100	71,763
* (1)THQ Inc.	2,840,000	65,150
Yum! Brands, Inc.	1,369,500	64,613
* (1)Linens 'n Things, Inc.	2,300,000	57,040
Best Buy Co., Inc.	860,000	51,101
Robert Half International, Inc.	1,600,000	47,088
* The News Corp., Inc.	2,272,024	42,396
* 99 Cents Only Stores	2,400,000	38,784
* (1)The Dress Barn, Inc.	2,100,000	36,960
Tiffany & Co.	900,800	28,799
* Tommy Hilfiger Corp.	2,000,200	22,562
* Tetra Tech, Inc.	1,121,875	18,780
* IAC/InterActiveCorp	650,000	17,953
Family Dollar Stores, Inc.	537,300	16,780
Royal Caribbean Cruises, Ltd.	290,500	15,815
Abercrombie & Fitch Co.	300,000	14,085
* Accenture Ltd.	448,600	12,112
Sabre Holdings Corp.	478,700	10,608
* Weight Watchers International, Inc.	145,000	5,955
Darden Restaurants Inc.	211,410	5,865
* REX Stores Corp.	385,000	5,848
* DreamWorks Animation SKG, Inc.	120,000	4,501
Mattel, Inc.	197,000	3,840

		1,585,235

Financial Services (1.8%)
First Data Corp.	970,717	41,294
MBIA, Inc.	562,500	35,595
Capital One Financial Corp.	275,000	23,158
JPMorgan Chase & Co.	528,000	20,597
The Chubb Corp.	230,000	17,687
TCF Financial Corp.	230,000	7,392
Cincinnati Financial Corp.	157,500	6,971
Commerce Bancorp, Inc.	15,000	966

		153,660

Health Care (16.1%)
* Biogen Idec Inc.	5,755,000	383,340
Pfizer Inc.	7,017,780	188,708
Novartis AG ADR	3,150,000	159,201
* (1)Affymetrix, Inc.	3,236,500	118,294
* Millipore Corp.	2,005,000	99,869
* ICOS Corp.	3,107,500	87,880
Guidant Corp.	900,000	64,890
* (1)Ligand Pharmaceuticals Inc. Class B	5,220,900	60,771
Eli Lilly & Co.	1,000,000	56,750
* Sepracor Inc.	950,000	56,402
* (1)BioMarin Pharmaceutical Inc.	4,670,500	29,844
* Dendreon Corp.	1,861,750	20,070
Roche Holdings AG	150,000	17,268
* Edwards Lifesciences Corp.	386,000	15,926
* XOMA Ltd.	3,500,000	9,065
* Pharmacyclics, Inc.	713,250	7,468

		1,375,746

Integrated Oils (4.2%)
Murphy Oil Corp.	2,000,000	160,900
ConocoPhillips Co.	1,850,000	160,635
Unocal Corp.	801,300	34,648

		356,183

Other Energy (4.5%)
Pioneer Natural Resources Co.	4,120,000	144,612
Pogo Producing Co.	1,420,000	68,856
Noble Energy, Inc.	1,100,000	67,826
* Varco International, Inc.	1,200,000	34,980
* Hanover Compressor Co.	1,480,000	20,912
* Noble Corp.	400,000	19,896
* Pride International, Inc.	900,000	18,486
Arch Coal, Inc.	200,000	7,108

		382,676

Materials & Processing (4.3%)
Monsanto Co.	4,889,734	271,625
(1)Minerals Technologies, Inc.	1,060,000	70,702
Avery Dennison Corp.	432,000	25,907

		368,234

Producer Durables (6.9%)
* (1)Thomas & Betts Corp.	5,450,000	167,588
Pall Corp.	4,499,800	130,269
* ASML Holding (New York)	7,500,000	119,325
Tektronix, Inc.	2,557,200	77,253
Plantronics, Inc.	1,150,000	47,691
* (1)Mykrolis Corp.	2,126,410	30,131
* Cymer, Inc.	350,000	10,339
* Agilent Technologies, Inc.	173,245	4,175
W.W. Grainger, Inc.	40,000	2,665

		589,436

Technology (30.8%)
* Research In Motion Ltd.	3,746,000	308,745
* Symantec Corp.	8,215,000	211,618
* Corning, Inc.	15,943,500	187,655
Applera Corp.-Applied Biosystems Group	7,944,700	166,124
* Micron Technology, Inc.	12,800,000	158,080
* Comverse Technology, Inc.	5,684,750	138,992
* (1)Rambus Inc.	5,205,000	119,715
Microsoft Corp.	4,310,000	115,120
Motorola, Inc.	6,655,500	114,475
Autodesk, Inc.	2,730,000	103,604
* Nortel Networks Corp.	27,415,100	95,679
* (1)Macrovision Corp.	3,670,000	94,392
* NVIDIA Corp.	3,750,000	88,350
Hewlett-Packard Co.	3,855,000	80,839
* (1)Emulex Corp.	4,529,400	76,275
* Macromedia, Inc.	2,205,000	68,620
Intersil Corp.	3,630,000	60,766
Adobe Systems, Inc.	960,000	60,230
* Trimble Navigation Ltd.	1,500,000	49,560
* Skyworks Solutions, Inc.	4,250,000	40,078
* Citrix Systems, Inc.	1,532,700	37,597
* AMIS Holdings Inc.	1,945,000	32,131
* Amphenol Corp.	844,200	31,016
* McAfee Inc.	1,030,000	29,798
* NAVTEQ Corp.	483,900	22,434
* Coherent, Inc.	720,000	21,917
* Cognizant Technology Solutions Corp.	429,200	18,168
* CIENA Corp.	4,450,000	14,863
* (1)Concurrent Computer Corp.	4,831,000	13,817
Texas Instruments, Inc.	550,000	13,541
* Freescale Semiconductor, Inc.	734,867	13,492
* Maxtor Corp.	2,010,000	10,653
* (1)The Descartes Systems Group Inc.	4,645,000	9,290
* Semiconductor Manufacturing International Corp.	710,000	7,647
* Intuit, Inc.	160,000	7,042
Intel Corp.	235,000	5,497
* Tellabs, Inc.	504,000	4,329
* Silicon Laboratories Inc.	65,000	2,295

		2,634,444

Utilities (2.9%)
Sprint Corp.	9,889,700	245,759

TOTAL COMMON STOCKS
(Cost $6,323,068)	8,203,917

TEMPORARY CASH INVESTMENT (7.7%)

Vanguard Market Liquidity Fund, 2.26%**
(Cost $660,026)	660,026,112	660,026

TOTAL INVESTMENTS (103.7%)
(Cost $6,983,094)	$ 8,863,943

OTHER ASSETS AND LIABILITIES-NET (-3.7%)		(315,899)

NET ASSETS (100%)		8,548,044

*	Non-income-producing security.

**	Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1)Considered	an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $1,049,963,000.

ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $6,983,094,000. Net unrealized appreciation of investment securities for tax purposes was $1,880,849,000, consisting of unrealized gains of $2,672,615,000 on securities that had risen in value since their purchase and $791,766,000 in unrealized losses on securities that had fallen in value since their purchase.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

		(000) Current Period Transactions
	Sept. 30, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Dec. 31, 2004 Market Value
Affmetrix, Inc.	$ 98,610	$840			$ 118,294
Biomarin Pharmaceutical Inc.	24,240				29,844
Concurrent Computer Corp.	8,116				13,817
Descartes Systems Group	5,388				9,290
Emulex Corp.	52,179				76,275
Ligand Pharmaceutical Class B	52,313				60,771
Linens 'N Things, Inc.	53,291				57,040
Macrovison Corp.	88,374				94,392
Men's Wearhouse, Inc.	87,150	$12,570	2,570		83,096
Midwest Air Group Inc.	3,165				3,122
Minerals Technologies, Inc.	62,392			$53	70,702
Mykrolis Corp.	21,413				30,131
Rambus Inc.	81,666				119,715
The Dress Barn, Inc.	35,380	1,597	490		36,960
Thomas & Betts Corp.	146,169				167,588
THQ Inc.	n/a*	40,378			65,150
Rex Stores Corp.	8,500		3,314		n/a**
Strattec Security Corp.	13,697		-		13,776

	$842,043			$53	$1,049,963

*At September 30, 2004, the security was not an affiliated company of the fund.

**At December 31, 2004, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.